Borrowings - Borrowings by Interest Rate (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 340,450	¥ 368,921
Bank loans [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 114,469	¥ 80,345
Bank loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	2.18%	2.20%
Corporate debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 20,170	¥ 51,239
Corporate debentures [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	4.14%	3.49%
Medium-term notes [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.28%	3.32%
Other loans [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 134,811	¥ 151,337
Other loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	2.51%	3.47%
Interest free [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 101	¥ 110
At fixed rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	131,705	192,079
At floating rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 208,644	¥ 176,732